INVESTMENT AND OTHER INCOME (LOSS) (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Investment And Other (Loss) Income [Line Items]
Loss on write-down of plant and equipment			$ 0	$ 2,501
Condor Gold PLC [Member]
Investment And Other (Loss) Income [Line Items]
Gross proceeds from sale of equipment		$ 6,500
Cash proceeds from sale of equipment		3,500
Common shares received for sale of equipment		3,000
Loss on write-down of plant and equipment		$ 2,100
Capstone Mining Corp [Member]
Investment And Other (Loss) Income [Line Items]
Gross proceeds from sale of equipment	$ 6,400